Exempt Party-In-Interest and Related Party Transactions - Party-in-Interest Investments at Fair Value (Details) - Community Trust Bancorp, Inc. Employee Stock Ownership Plan [Member] - CTBI Common Stock [Member] - USD ($)
	Dec. 31, 2025	Dec. 31, 2024
Exempt Party-In-Interest and Related Party Transactions [Abstract]
CTBI common stock (in Dollars)	$ 43,323,070	$ 40,323,800
Shares outstanding (in Shares)	766,780	760,396